Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance sheet components
5.	Balance Sheet Components

Property and Equipment

Property and equipment consisted of the following (in thousands):

	September 30, 2015	December 31, 2014
	(Unaudited)
Prototype	$6,471	$6,342
Machine and equipment	5,605	4,214
Leasehold improvements	1,274	1,270
Furniture and fixtures	347	263
Software	790	647
Construction in progress	1,402	—

Property and equipment, gross	15,889	12,736
Less: accumulated depreciation and amortization	(10,593)	(9,805)

Property and equipment, net	$5,296	$2,931

Depreciation and amortization expense related to property and equipment was $280 thousand, $207 thousand, $788 thousand and $612 thousand during the three months ended September 30, 2015 and 2014 and the nine months ended September 30, 2015 and 2014, respectively.

Intangible Assets

Intangible assets consisted of the following (in thousands):

	September 30, 2015	December 31, 2014
	(Unaudited)
Intangible assets—license cost	$500	$500
Accumulated amortization	(361)	(236)

Intangible assets, net	$139	$264

Intangible amortization expense was $42 thousand, $42 thousand, $125 thousand and $125 thousand during the three months ended September 30, 2015 and 2014 and the nine months ended September 30, 2015 and 2014, respectively, which were recorded in general and administrative expenses in the condensed consolidated statements of operations.

At September 30, 2015, the estimated future amortization expense of purchased intangible assets was as follows (in thousands):

Year Ending December 31,	Estimated Future Amortization Expense
(Unaudited)
The remainder of 2015	$42
2016	97

Total amortization expense	$139

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	September 30, 2015	December 31, 2014
	(Unaudited)
Accrued payroll and related benefits	$1,779	$1,652
Accrued accounts payable	478	946
Sales tax and medical device excise tax payable	33	499
Accrued legal and accounting	410	901
Accrued interest	—	142
Accrued debt facility fee	1,500	—
Other	814	296

Total accrued liabilities	$5,014	$4,436

Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	September 30, 2015	December 31, 2014
	(Unaudited)
Deferred revenue:
Product	$5,050	$6,919
Services	573	442

Total deferred revenue	5,623	7,361
Less: current portion of deferred revenue	(5,249)	(7,361)

Noncurrent portion of deferred revenue	$374	$—

3.	BALANCE SHEET COMPONENTS

Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2013	2014
Prototype	$6,053	$6,342
Machine and equipment	2,714	4,214
Leasehold improvements	1,154	1,270
Furniture and fixtures	232	263
Software	595	647

Property and equipment, gross	10,748	12,736
Less: accumulated depreciation and amortization	(8,962)	(9,805)

Property and equipment, net	$1,786	$2,931

Depreciation and amortization expense related to property and equipment was $1.1 million and $853 thousand during the years ended December 31, 2013 and 2014, respectively.

Intangible Assets

Intangible assets consist of the following (in thousands):

	December 31,
	2013	2014
Intangible assets—license cost	$500	$500
Accumulated amortization	(69)	(236)

Intangible assets, net	$431	$264

Intangible asset amortization was $69 thousand and $167 thousand during the years ended December 31, 2013 and 2014, respectively.

The estimated future amortization expense of purchased intangible assets at December 31, 2014 was as follows (in thousands):

Year Ending December 31,	Estimated Future Amortization Expense
2015	$167
2016	97

Total	$264

Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	December 31,
	2013	2014
Accrued payroll and related benefits	$1,233	$1,652
Accrued non-cancellable purchase commitments	1,502	—
Accrued accounts payable	517	946
Sales tax and medical device excise tax payable	98	499
Accrued legal and accounting	84	901
Accrued interest	78	142
Other	536	296

Total accrued liabilities	$4,048	$4,436

Deferred Revenue

Deferred revenue consists of the following (in thousands):

	December 31,
	2013	2014
Deferred revenue:
Products	$286	$6,919
Service	267	442

Total deferred revenue	553	7,361
Less: current portion of deferred revenue	(425)	(7,361)

Noncurrent portion of deferred revenue	$128	$—